UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	           Place,           and Date of Signing:
/s/Peter K. Seldin	New York, NY	May 10, 2012

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		9
Form 13F Information Table Value Total:   $57,431
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-13733			Centennial Energy Partners V, L.P.
3.	028-14651			Centennial Energy Management, Inc.


FORM 13F INFORMATION TABLE


COLUMN 1         COLUMN 2    COLUMN 3        COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8
                 TITLE OF                     VALUE       SHARES       INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER   CLASS       CUSIP           (X $1000)    PRN/AMT      DISCRETION    MANAGERS    SOLE      SHARED

BPZ RESOURCES INC      COM    055639108         7855       1,949,172   SHARED-DEFINED  1,2,3     1,949,172     0
BPZ RESOURCES INC      COM    055639108        16757       4,158,156   SHARED-DEFINED  1,3       4,158,156     0
BPZ RESOURCES INC      COM    055639108         2341         580,805   SHARED-DEFINED  3           580,805     0
CARRIZO OIL & GAS INC  COM    144577103         7185         254,233   SHARED-DEFINED  1,2,3       254,233     0
CARRIZO OIL & GAS INC  COM    144577103        13824         489,177   SHARED-DEFINED  1,3         489,177     0
CARRIZO OIL & GAS INC  COM    144577103         2289          80,984   SHARED-DEFINED  3            80,984     0
RANGE RES CORP         COM    75281A109         2491          42,842   SHARED-DEFINED  1,2,3        42,842     0
RANGE RES CORP         COM    75281A109         4108          70,658   SHARED-DEFINED  1,3          70,658     0
RANGE RES CORP         COM    75281A109          581          10,000   SHARED-DEFINED  3            10,000     0

